Revenues from Contracts with Customers - Narrative (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
LNG Volume, Purchase Price Percentage of Henry Hub	115.00%
LNG [Member]
Disaggregation of Revenue [Line Items]
Revenue, Variable Consideration Received From Customers, Percentage	58.00%	33.00%
LNG—affiliate [Member]
Disaggregation of Revenue [Line Items]
Revenue, Variable Consideration Received From Customers, Percentage	0.00%	0.00%